Related party balances and transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances and transactions
Amount of transaction					¥ 6,395	¥ 1,093	¥ 3,391
Purchase of products and services
Related party balances and transactions
Amount of transaction			¥ 197,760	¥ 261,495	677,775	293,552	8,186
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction			2,400	3,421	6,395	1,093	3,391
Other income
Related party balances and transactions
Amount of transaction			7,055
Interest income on loans
Related party balances and transactions
Amount of transaction			6,771	2,759	9,069	717
Interest expense on borrowings
Related party balances and transactions
Amount of transaction			6,116	1,622	12,215	131	872
Loans to related parties
Related party balances and transactions
Amount of transaction			12,000	8,060	57,260	28,850
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction			8,500	25,000	29,360
Financial support to Anhui Xinzhi
Related party balances and transactions
Amount of transaction				28,500
Advances to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction						19,806	103,024
Collection of advances to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction						90,155	¥ 81,026
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction				200,000	700,000	65,152
Borrowings from related parties
Related party balances and transactions
Amount of transaction			¥ 300,000	700,000	700,000	45,152
Transfer of property and equipment to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction				¥ 1,604	1,604	¥ 707
Financial support to Anhui Xinzhi
Related party balances and transactions
Amount of transaction	¥ 28,500	¥ 28,500			¥ 28,500